Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net profit (loss) (in RMB) or (in dollars)	$ (7,763)	(47,003)	57,656	45,939
Less: net profit attributable to noncontrolling interest (in RMB) or (in dollars)	(202)	(1,223)	(1,332)	(27,495)
Net profit (loss) attributable to ordinary shareholders	$ (7,965)	(48,226)	56,324	18,444
Denominator:
Weighted-average number of shares outstanding-basic (in shares)	364,353,974	364,353,974	342,533,167	259,595,677
Weighted-average number of stock options and RSUs granted in connection with the stock option plan (in shares)	0	0	14,251,042	57,211,984
Weighted-average number of shares outstanding-diluted (in shares)	364,353,974	364,353,974	356,784,209	316,807,661
Earnings (loss) per share-Basic:
Net profit (loss) (in per share)	$ (0.02)	(0.13)	0.16	0.07
Basic (in per share)	$ (0.02)	(0.13)	0.16	0.07
Earnings (loss) per share-Diluted:
Net profit (loss) (in per share)	$ (0.02)	(0.13)	0.16	0.06
Diluted (in per share)	$ (0.02)	(0.13)	0.16	0.06